Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	May 2015
Distribution Date	06/15/15
Transaction Month	2
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:	$1,199,066,043.18

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%	April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%	April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	0.40560%	April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%	November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%	June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%	June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%	July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$179,753,120.88	0.7747979	$143,400,354.79	0.6181050	$36,352,766.09
Class A-2-A Notes	$186,000,000.00	1.0000000	$186,000,000.00	1.0000000	$-
Class A-2-B Notes	$230,000,000.00	1.0000000	$230,000,000.00	1.0000000	$-
Class A-3 Notes	$388,000,000.00	1.0000000	$388,000,000.00	1.0000000	$-
Class A-4 Notes	$75,520,000.00	1.0000000	$75,520,000.00	1.0000000	$-
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$1,116,823,120.88	0.9553090	$1,080,470,354.79	0.9242136	$36,352,766.09

Weighted Avg. Coupon (WAC)	3.21%		3.21%
Weighted Avg. Remaining Maturity (WARM)	57.98		57.04
Pool Receivables Balance	$1,185,675,418.77		$1,150,418,931.10
Remaining Number of Receivables	61,690		60,860

Adjusted Pool Balance	$1,150,656,378.79		$1,116,572,991.98

III. COLLECTIONS

Principal:
Principal Collections	$34,996,975.73
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$-
Total Principal Collections	$34,996,975.73

Interest:
Interest Collections	$3,142,435.58
Late Fees & Other Charges	$34,162.70
Interest on Repurchase Principal	$-
Total Interest Collections	$3,176,598.28

Collection Account Interest	$1,889.71
Reserve Account Interest	$142.47
Servicer Advances	$-

Total Collections	$38,175,606.19

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	May 2015
Distribution Date	06/15/15
Transaction Month	2
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$38,175,606.19
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$38,175,606.19

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$988,062.85	$-	$988,062.85	$988,062.85
Collection Account Interest					$1,889.71
Late Fees & Other Charges					$34,162.70
Total due to Servicer					$1,024,115.26

2. Class A Noteholders Interest:
Class A-1 Notes		$51,079.85		$51,079.85
Class A-2-A Notes		$106,950.00		$106,950.00
Class A-2-B Notes		$80,331.33		$80,331.33
Class A-3 Notes		$362,133.33		$362,133.33
Class A-4 Notes		$93,141.33		$93,141.33

Total Class A interest:		$693,635.84		$693,635.84	$693,635.84

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$36,146.50		$36,146.50	$36,146.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,942.50		$68,942.50	$68,942.50

7. Third Priority Principal Distribution:		$250,128.90		$250,128.90	$250,128.90

Available Funds Remaining:					$36,102,637.19

8. Regular Principal Distribution Amount:					$36,102,637.19

	Distributable Amount	Paid Amount
Class A-1 Notes		$36,352,766.09
Class A-2-A Notes		$-
Class A-2-B Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$41,018,374.37	$36,352,766.09
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Total Noteholders Principal	$41,018,374.37	$36,352,766.09

9. Required Deposit to Reserve Account			0.00

10. Trustee Expenses			0.00

11. Remaining Available Collections Released to Certificateholder			0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$35,019,039.98
Beginning Period Amount	$35,019,039.98
Current Period Amortization	$1,173,100.86
Ending Period Required Amount	$33,845,939.12
Ending Period Amount	$33,845,939.12
Next Distribution Date Required Amount	$32,692,128.44

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$33,833,257.91	$36,102,637.19	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	2.82%	3.01%	3.40%
Overcollateralization as a % of Current Adjusted Pool	2.94%	3.23%	3.65%

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	May 2015
Distribution Date	06/15/15
Transaction Month	2
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.40%	60,495	99.34%	$1,142,810,919.33
30 - 60 Days	0.46%	282	0.51%	$5,858,633.97
61 - 90 Days	0.12%	74	0.13%	$1,541,050.80
91 + Days	0.01%	9	0.02%	$208,327.00
		60,860		$1,150,418,931.10
Total
Delinquent Receivables 61 + days past due	0.14%	83	0.15%	$1,749,377.80
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.04%	23	0.04%	$514,787.08
Delinquency Ratio 61+ for 2nd Preceding Collection Period
Three-Month Average Delinquency Ratio	0.09%		0.10%

Repossession in Current Period		21		$483,955.45
Repossession Inventory		28		$456,986.09

Charge-Offs
Gross Principal of Charge-Off for Current Period				$259,511.94
Recoveries				$-
Net Charge-offs for Current Period				$259,511.94

Beginning Pool Balance for Current Period				$1,185,675,418.77

Net Loss Ratio				0.26%
Net Loss Ratio for 1st Preceding Collection Period				0.02%
Net Loss Ratio for 2nd Preceding Collection Period
Three-Month Average Net Loss Ratio for Current Period				0.14%

Cumulative Net Losses for All Periods				$283,737.58
Cumulative Net Losses as a % of Initial Pool Balance				0.02%

Principal Balance of Extensions				$2,344,830.40
Number of Extensions				100